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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099


                      Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Cash Reserves Fund
Schedule of Investments  09/30/2006

 Shares                                                             Value

          Collateralized Mortgage Obligations - 1.6 %
          Banks - 1.6 %
          Thrifts & Mortgage Finance - 1.6 %
14,586,264Federal Home Loan Mortgage, Corp., Multifamily VRD Certi$14,586,264
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
          (Cost  $14,586,264)                                     $14,586,264

          Corporate Bonds - 40.6 %
          Capital Goods - 4.0 %
          Industrial Conglomerates - 3.9 %
18,000,000GE Capital Corp., Floating Rate Note, 10/17/07          $18,000,000
18,000,000General Electric Capital Corporation, Floating Rate Note 18,002,246
                                                                  $36,002,246
          Total Capital Goods                                     $36,002,246
          Food & Drug Retailing - 3.4 %
          Hypermarkets & Supercenters - 3.4 %
30,600,000Wal-Mart Stores, Floating Rate Note, 3/28/07            $30,594,036
          Total Food & Drug Retailing                             $30,594,036
          Banks - 8.0 %
          Diversified Banks - 8.0 %
7,000,000 Bank of Ireland, Floating Rate Note, 9/19/07 (144A)     $7,000,000
39,500,000BNP Paribas, Floating Rate Note, 10/26/07 (144A)         39,500,317
10,000,000Credit Agricole, Floating Rate Note, 7/23/07             10,000,000
4,000,000 Royal Bank of Scotland Plc, Floating Rate Note, 11/24/06 4,000,335
12,000,000Wells Fargo & Co., 5.0%, 3/23/07                         12,005,827
                                                                  $72,506,479
          Total Banks                                             $72,506,479
          Diversified Financials - 23.8 %
          Consumer Finance - 8.6 %
5,000,000 American Express Bank FSB, Floating Rate Note, 10/25/06 $5,000,000
10,000,000American Express, Floating Rate Note, 7/20/07            10,000,000
7,000,000 American Express, Floating Rate Note, 9/5/07             7,000,000
6,045,000 American General Finance, 5.75%, 3/15/07                 6,052,652
7,650,000 Household Finance Co., Floating Rate Note, 2/9/07        7,654,296
5,000,000 HSBC Finance Corp., 5.75% 01/30/07                       5,001,185
11,500,000HSBC Finance Corp., Floating Rate Note, 5/10/07          11,502,692
1,000,000 SLM Corp., 3.5%, 9/30/06                                 1,000,000
24,600,000SLM Corp., Floating Rate Note, 9/20/07                   24,601,956
                                                                  $77,812,781
          Investment Banking & Brokerage - 9.0 %
10,000,000Goldman Sachs Group, Inc., Floating Rate Note, 3/30/07  $10,006,047
2,750,000 Goldman Sachs Group, Inc., Floating Rate Note, 1/9/07    2,751,119
10,000,000Goldman Sachs Group, Inc., Floating Rate Note, 7/2/07    10,011,159
5,975,000 Goldman Sachs Group, Inc. 7.2%, 11/1/06 (144A)           5,982,186
 350,000  J.P. Morgan, 5.25%, 11/30/06                              346,989
1,309,000 J.P. Morgan, 5.3%, 11/27/06                              1,298,790
2,073,000 Lehman Brothers Holdings, 7.375%, 1/15/07                2,082,617
3,500,000 Lehman Brothers Holdings, Floating Rate Note, 4/20/07    3,502,726
8,000,000 Merrill Lynch & Co., Inc., Floating Rate Note, 10/24/07  8,000,000
7,375,000 Merrill Lynch & Co., Floating Rate Note, 12/22/06        7,377,595
10,000,000Merrill Lynch & Co., Floating Rate Note, 8/3/07          10,000,000
10,321,000Morgan Stanley Dean Witter, Floating Rate Note, 1/12/07 10,324,878 10,000,000Morgan Stanley Dean Witter, Floating Rate Note, 11/24/06 10,002,418
                                                                  $81,686,524
          Diversified Financial Services - 4.7 %
12,500,000Bank One Corp., 7.125%, 5/15/07                         $12,621,656
1,000,000 Bank One Corp., 7.6%, 5/1/07                             1,010,437
15,000,000Citigroup Global Markets, Floating Rate Note, 2/23/07    15,009,905
10,000,000Citigroup, Inc., Floating Rate Note, 1/12/07             10,002,483
3,700,000 GE Capital Corp., Floating Rate Note, Extendable         3,700,000
                                                                  $42,344,481
          Specialized Finance - 1.5 %
 650,000  CIT Group, Inc., 7.375%, 4/2/07                         $ 654,956
2,000,000 Citigroup, Inc., Floating Rate Note, 2/15/07             2,001,495
11,000,000National Rural Utilities, 6.5%, 3/1/07                   11,042,119
                                                                  $13,698,570
          Total Diversified Financials                            $215,542,356
          Insurance - 0.9 %
          Life & Health Insurance - 0.9 %
8,000,000 Met Life Global Funding I, Floating Rate Note, 10/26/07 $8,003,722
          Total Insurance                                         $8,003,722
          Technology Hardware & Equipment - 0.6 %
          Computer Hardware - 0.6 %
5,000,000 IBM Corp., Floating Rate Note, Extendable               $5,000,000
          Total Technology Hardware & Equipment                   $5,000,000
          TOTAL CORPORATE BONDS
          (Cost  $366,003,060)                                    $367,648,839

          U.S. Government Agency Obligations - 8.4 %
          Government - 8.4 %
11,545,000Federal Home Loan Bank, 5.50%, 10/2/07                  $11,545,000
4,790,000 Federal Home Loan Bank, 5.54%, 8/21/07                   4,790,000
9,500,000 Federal Home Loan Bank, 5.575%, 8/17/07                  9,500,000
41,000,000Freddie Mac, Floating Rate Note, 1/26/07                 41,000,000
9,490,000 U.S. Treasury Bonds, 2.5%, 9/30/06                       9,490,000
          Total Government                                        $76,325,000
          TOTAL US GOVERNMENT AGENCY OBLIGATIONS
          (Cost  $76,325,000)                                     $76,325,000

          Municipal Bonds - 0.9 %
          Government - 0.9 %
          Municipal  Development - 0.7 %
6,000,000 Nassau County NY Indl Dev, Floating Rate Note, 11/1/14  $6,000,000
          Municipal  Medical - 0.2 %
2,000,000 Massachusetts Health & Educational Facilities, Floating $2,000,000
          TOTAL MUNICIPAL BONDS                                   $8,000,000
          (Cost  $8,000,000)                                      $8,000,000

          Temporary Cash Investments - 49.7 %
          Commercial Paper - 49.7 %
12,000,000Abbey National Plc, 5.26%, 10/3/06                      $11,998,247
  50,000  Abbey National Plc, 5.27%, 10/2/06                         50,000
9,060,000 Banco Bilbao Vizcaya Argentina Puerto Rico, 5.27%, 11/14/9,002,970
3,000,000 Bank of America Corp., 5.25%, 10/5/06                    2,998,688
10,000,000Bank of America Corp., 5.255%, 12/15/06                  9,891,981
12,750,000Bank of Ireland, 5.32%, 10/11/06                         12,750,016
4,470,000 Bank of Montreal, 5.255%, 10/5/06                        4,468,043
4,700,000 Barclays Bank Plc, 5.31%, 11/20/06                       4,700,000
7,500,000 Barclays Bank Plc, 5.325%, 11/8/06                       7,500,000
15,000,000Barclays Bank Plc, 5.45%, 10/16/06                       15,000,000
10,000,000Barclays Bank Plc, 5.45%, 10/17/06                       10,000,000
8,500,000 Caisse National Des Caisses D'eparagne Et De Prevoyance, 8,445,403 10,000,000Caisse National Des Caisses D'eparagne Et De Prevoyance, 9,801,667 9,730,000 Caisse National Des Caisses D'eparagne Et De Prevoyance, 9,700,159
13,000,000Catepillar, D/N Extendable, 0.0%, 12/21/06               12,848,622
2,000,000 Citibank N.A, 5.345%, 11/20/06                           2,000,000
10,000,000Citibank N.A, 5.395%, 11/9/06                            10,000,000
10,000,000Citigroup, Inc., 5.38%, 10/11/06                         9,986,550
 125,000  Credit Suisse First Boston, 5.32%, 1/19/07                122,986
15,000,000Credit Suisse First Boston, 5.36%, 10/12/06              14,977,666
9,500,000 Danske Corp., 5.25%, 12/8/06                             9,407,177
10,000,000Danske Corp., 5.355%, 10/19/06 (144A)                    9,974,713
2,285,000 Depfa Bank Plc, 5.33%, 12/12/06                          2,285,000
10,000,000Depfa Bank Plc, 5.425%, 2/15/07                          10,000,000
10,000,000Depfa Bank Plc, 5.43%, 2/8/07                            10,000,000
10,000,000Depfa Bank Plc, 5.44%, 10/18/06                          10,000,000
4,680,000 Dexia Delaware LLC, 5.245%, 11/16/06                     4,649,317
11,200,000Dexia Delaware LLC, 5.26%, 10/16/06                      11,177,164
3,400,000 Dexia Delaware LLC, 5.27%, 11/21/06                      3,375,114
10,000,000Dresner U.S. Finance, Inc., 5.39%, 10/13/06              9,983,530
5,000,000 Estee Lauder, 5.4%, 10/2/06 (144A)                       5,000,000
9,200,000 Fortis Bank New York, 5.27%, 10/16/06                    9,200,000
9,625,000 Fortis Bank NY, 5.275%, 10/20/06                         9,625,000
4,400,000 Fortis Bank SA/NV, 5.28%, 10/20/06                       4,400,000
10,000,000Fortis Bank SA/NV, 5.43%, 10/10/06                       10,000,000
9,000,000 HBOS Treasury Services NY, 5.335%, 12/11/06              9,000,073
2,725,000 HBOS Treasury Services PLC, 5.24%, 11/13/06              2,708,230
4,900,000 HBOS Treasury Services PLC, 5.26%, 11/30/06              4,857,759
11,270,000HBOS Treasury Services PLC, 5.26%, 12/13/06              11,151,440
10,000,000HBOS Treasury Services PLC, 5.265%, 12/15/06             9,891,775
7,200,000 Home Depot, 5.36%, 10/2/06 (144A)                        7,200,000
10,000,000ING Funding LLC, 5.25%, 12/15/06                         9,892,083
5,000,000 ING Funding LLC, 5.37%, 10/10/06                         4,994,033
4,820,000 Landesbank Baden-Wurttemberg NY, 5.345%, 5/24/07         4,817,712
4,750,000 Merrill Lynch & Co., 5.15%, 6/15/07                      4,576,044
5,000,000 MetLife Funding Corp., 5.235%, 12/20/06                  4,942,560
5,000,000 Morgan Stanley, 5.26%, 10/4/06                           4,998,539
18,590,000National Rural Utilities, 5.25%, 10/23/06                18,533,068
 200,000  National Rural Utilities, 5.275%, 10/25/06                199,326
4,800,000 Nordea North America, Inc., 5.245%, 12/12/06             4,750,347
2,500,000 Rabobank USA Financial Corp., 5.26%, 10/11/06            2,496,713
4,700,000 Societe Generale North America, 5.22%, 1/8/07            4,633,213
4,575,000 State Street Bank, 5.23%, 10/27/06                       4,558,384
14,000,000Toronto Dominion Bank, 5.1%, 10/4/06                     13,999,919
4,500,000 UBS AG Stamford, 5.29%, 10/6/06                          4,500,000
6,000,000 UBS Finance (Delaware) Llc., 5.365%, 10/10/06            5,992,847
16,375,000UBS Finance, 5.255%, 10/31/06                            16,305,682
1,167,000 Westpac Banking Corp., 5.26%, 10/11/06 (144A)            1,165,465
8,300,000 Westpac Banking Corp., 5.29%, 11/14/06 (144A)            8,247,556
          TOTAL TEMPORARY CASH INVESTMENTS                        $449,732,781
          (Cost  $451,547,000)                                    $449,732,781

          TOTAL INVESTMENT IN SECURITIES - 101.3%
          (Cost  $916,292,884)                                    $916,292,884

          OTHER ASSETS AND LIABILITIES - (1.3)%                   $(11,432,463)

          TOTAL NET ASSETS - 100.0%                               $904,860,421

 (144A) Security is exempt from registration under Rule 144A of the Securities Act of
          Such securities may be resold normally to qualified institutional buyers in exempt from registration. At September 30, 2006, the value of these securit
          $104,519,397 or 11.6% of net assets.

    (a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $916,292,884 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost               $      -

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                      -

          Net unrealized gain                                     $      -



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.